DEFERRED REVENUES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
DEFERRED REVENUES

NOTE 14 – DEFERRED REVENUES:

The Company has invoiced its one major customer in the Smart Cart segment a sum amount of $1,373 for smart carts that as of December 31, 2022, were yet to be delivered. Throughout the year ended December 31, 2023, the balance of deferred revenues was reduced to nil as the Company delivered the smart carts to the aforementioned customer.